Summary of Significant Accounting Policies and Practices - Schedule of Depreciates Property and Equipment (Details)	Dec. 31, 2024
Leasehold Improvements [Member]
Summary of Significant Accounting Policies and Practices - Schedule of Depreciates Property and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the lease term or estimated useful life
Office Equipment [Member]
Summary of Significant Accounting Policies and Practices - Schedule of Depreciates Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Furniture and Fixtures [Member]
Summary of Significant Accounting Policies and Practices - Schedule of Depreciates Property and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years